245 Summer Street	Fidelity® Investments
Boston, MA 02210

February 28, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Fidelity Concord Street Trust (the trust):
Fidelity Large Cap Stock Fund File No. 033-15983

Ladies and Gentlemen:

On behalf of the trust, transmitted herewith pursuant to the Securities Act of 1933 and Rule 488 thereunder, is the trust’s Registration Statement on Form N-14. The purpose of this filing is to register shares of beneficial interest of Fidelity Large Cap Stock Fund, a series of the trust in connection with the proposed acquisition by Fidelity Large Cap Stock Fund of all of the assets of Fidelity Advisor Large Cap Fund, a series of Fidelity Advisor Series I (File Nos. 002-84776 and 811-03785) and the assumption by Fidelity Large Cap Stock Fund of the liabilities of Fidelity Advisor Large Cap Fund, solely in exchange for shares of Fidelity Large Cap Stock Fund (the “Reorganization”). The Reorganization is in connection with an Agreement and Plan of Reorganization (the “Agreement”).

In connection with the Reorganization, filed herewith are the Notice to Shareholders, Proxy Statement and Prospectus (the “Proxy Statement”), Agreement, and Forms of Proxy to be sent to shareholders of Fidelity Advisor Large Cap Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Special Meeting of Shareholders is scheduled to be held on June 11, 2025. It is expected that the Proxy Statement will be mailed to shareholders on or about April 14, 2025, more than 20 days before the meeting. Accordingly, pursuant to Instruction F of Form N-14, the Part B of the Form N-14 will not accompany the Proxy Statement sent to shareholders. As required by Instruction F, a statement indicating that documents are available upon oral or written request without charge is included in the Proxy Statement.

We would appreciate receiving Staff comments, if any, on this filing no later than March 20, 2025. Questions or comments regarding this filing should be directed to Renee Fuller at (603) 721-4221.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||\\\\	Sincerely,

/s/ Renee Fuller
Renee Fuller
Legal Product Group